SEGMENT INFORMATION (Details 1) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Non-current assets	$ 887.1	$ 975.6
United States
Disclosure of operating segments [line items]
Non-current assets	511.2	558.8
Canada
Disclosure of operating segments [line items]
Non-current assets	$ 375.9	$ 416.8